Segment Results (Additional Selected Financial Information For Reportable Segments) (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Depreciation expense	$ 9,405	$ 4,148	$ 19,784	$ 8,384
Amortization expense	40,593	17,285	77,955	34,571
Branded Pharmaceuticals [Member]
Depreciation expense	2,775	3,255	6,442	6,594
Amortization expense	26,199	17,285	52,260	34,571
Generics [Member]
Depreciation expense	2,571	205	5,184	409
Amortization expense	9,697		19,597
Devices And Services [Member]
Depreciation expense	3,296		6,389
Amortization expense	4,697		6,098
Corporate Unallocated [Member]
Depreciation expense	$ 763	$ 688	$ 1,769	$ 1,381